Offerings - Offering: 1	Nov. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	450,000
Proposed Maximum Offering Price per Unit	9.56
Maximum Aggregate Offering Price	$ 4,302,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 374.27
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Registrant's common stock that become issuable under the Registrant's Amended and Restated Equity Incentive Plan by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant's common stock, as applicable. (2) Estimated in accordance with Rule 457(c) and (h) solely for the purpose of calculating the registration fee on the basis of $9.56 per share of common stock, the average of the high and low prices of the Registrant's common stock as reported on The Nasdaq Global Select Market on November 3, 2026.